Short-Term Investments (Details) - Third Party [Member] - Investment Management Agreement [Member] $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Short-Term Investments [Line Items]
Principal amount	$ 3.0
Investment term	12 months
Minimum annualized return	5.00%